UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2007

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












3M Company
Common
88579Y101
17652
203385
SH

SOLE

197885
0
5500
Abbott Labs
Common
002824100
164012
3062778
SH

SOLE

1896968
0
1165810
Altria Group
Common
02209S103
421
6000
SH

SOLE

0
0
6000
American Express Co.
Common
025816109
1360
22225
SH

SOLE

10625
0
11600
American International Group
Common
026874107
268930
3840214
SH

SOLE

2006816
0
1833398
Ameriprise Financial
Common
03076c106
283
4445
SH

SOLE

2125
0
2320
Aon Corp.
Common
037389103
17995
422325
SH

SOLE

422325
0
0
Apache Corp.
Common
037411105
2472
30300
SH

SOLE

0
0
30300
AT&T Inc.
Common
00206r102
364
8776
SH

SOLE

0
0
8776
Baker Hughes Inc.
Common
057224107
113785
1352495
SH

SOLE

1142385
0
210110
Bank of America Corp.
Common
060505104
266415
5449269
SH

SOLE

3037467
0
2411802
Bank Of New York
Common
064057102
249
6000
SH

SOLE

6000
0
0
Berkshire Hathaway Inc.
Class A
084670108
8758
80
SH

SOLE

80
0
0
Blackrock Muniyield Insured Fund
Common
09254e103
301
22000
SH

SOLE

22000
0
0
Boston Scientific Corp.
Common
101137107
153330
9995442
SH

SOLE

4760332
0
5235110
BP
Sponsored ADR
055622104
244
3380
SH

SOLE

0
0
3380
Capital One Financial
Common
14040H105
243796
3108060
SH

SOLE

1775166
0
1332894
Cemex SAB
Sponsored ADR 5 ORD
151290889
180500
4891605
SH

SOLE

2769561
0
2122044
Chevron Corp
Common
166764100
276505
3282348
SH

SOLE

1965678
0
1316670
Cisco Systems Inc.
Common
17275R102
198950
7143630
SH

SOLE

3520380
0
3623250
Citigroup Inc.
Common
172967101
235661
4594680
SH

SOLE

2394666
0
2200014
Comcast Corp. Special Cl A
Class A Spl.
20030N200
285018
10193773
SH

SOLE

5734773
0
4459000
ConocoPhillips
Common
20825c104
209029
2662791
SH

SOLE

1515035
0
1147756
Consolidated Edison Inc.
Common
209115104
406
9000
SH

SOLE

0
0
9000
CVS Caremark Corp.
Common
126650100
313052
8588545
SH

SOLE

5077815
0
3510730
Devon Energy Corp.
Common
25179M103
201665
2575874
SH

SOLE

1594124
0
981750
Dow Chemical Corp.
Common
260543103
442
10000
SH

SOLE

0
0
10000
Dupont De Nemours
Common
263534109
228
4477
SH

SOLE

1500
0
2977
EMC Corporation
Common
268648102
10672
589615
SH

SOLE

589615
0
0
Emerson Electric
Common
291011104
75076
1604191
SH

SOLE

1312891
0
291300
Exelon Corp.
Common
30161n101
195030
2686364
SH

SOLE

1648484
0
1037880
First Data Corp.
Common
319963104
200174
6127136
SH

SOLE

3883186
0
2243950
Ford Motor Co.
Common
345370860
141
15000
SH

SOLE

15000
0
0
General Electric
Common
369604103
237114
6194205
SH

SOLE

3572290
0
2621915
GlaxoSmithKline
Sponsored ADR
37733W105
720
13756
SH

SOLE

0
0
13756
Goldman Sachs Group
Common
38141G104
11900
54900
SH

SOLE

54200
0
700
Home Depot
Common
437076102
394
10000
SH

SOLE

0
1
10000
Intel Corp.
Common
458140100
392
16500
SH

SOLE

0
2
16500
International Business Machines
Common
459200101
146953
1396226
SH

SOLE

818286
0
577940
J.P. Morgan Chase & Co.
Common
46625h100
14006
289076
SH

SOLE

289076
0
0
Johnson & Johnson
Common
478160104
494
8020
SH

SOLE

0
0
8020
Liberty Media - Interactive A
INT COM SER A
53071m104
726
32515
SH

SOLE

1331
0
31184
Liberty Media Corp-Cap Series A
CAP COM SER A
53071m302
765
6502
SH

SOLE

266
0
6236
Lowe's Companies
Common
548661107
192879
6284753
SH

SOLE

3236733
0
3048020
McKesson Corp
Common
58155Q103
98738
1655559
SH

SOLE

1379419
0
276140
Merck & Co., Inc.
Common
589331107
7269
145963
SH

SOLE

145963
0
0
Merrill Lynch
Common
590188108
124536
1490018
SH

SOLE

855738
0
634280
Morgan Stanley
Com New
617446448
230258
2745091
SH

SOLE

1712561
0
1032530
News Corp - Class A
Class A
65248E104
17843
841235
SH

SOLE

841235
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
314
22000
SH

SOLE

22000
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
282
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
154763
5107683
SH

SOLE

2913153
0
2194530
Pfizer Inc.
Common
717081103
140706
5502764
SH

SOLE

2635734
0
2867030
Qualcomm Inc.
Common
747525103
174227
4015365
SH

SOLE

1868535

2146830
Stanley Works
Common
854616109
373
6153
SH

SOLE

6153
0
0
Symantec Corp.
Common
871503108
187078
9261292
SH

SOLE

4434912
0
4826380
The Walt Disney Co.
Common
254687106
490
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
270252
12844695
SH

SOLE

7098915
0
5745780
Tyco International Ltd.
Common
902124106
193891
5738110
SH

SOLE

2839220
0
2898890
United Parcel Service- Cl B
Class B
911312106
179293
2456070
SH

SOLE

1434740
0
1021330
United Technologies
Common
913017109
209476
2953282
SH

SOLE

1576472
0
1376810
UnitedHealth Group
Common
91324P102
175379
3429382
SH

SOLE

1707512
0
1721870
Verizon Communications
Common
92343v104
525
12740
SH

SOLE

4200
0
8540
Washington Mutual
Common
939322103
225119
5279515
SH

SOLE

3066785
0
2212730
Wellpoint
Common
94973v107
9477
118710
SH

SOLE

118710
0
0
Western Union Co.
Common
959802109
208
10000
SH

SOLE

0
0
10000
Wyndham Worldwide Corp
Common
98310w108
184256
5081518
SH

SOLE

2352980
0
2728538
Xerox
Common
984121103
129179
6990180
SH

SOLE

5881560
0
1108620












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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$ 6,963,188

List of Other Included Managers:

No.	13F File Number	Name

None